Net Interest Expense - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Line Items]
Interest on capital leases included in interest expense	CAD 12	CAD 19	CAD 19